Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Funded status for all qualified and non-qualified defined benefit plans
Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's qualified and non-qualified defined benefit pension plans at December 31, 2010 and 2009:

	Cablevision Defined Benefit Plans
	2010	2009
Change in benefit obligation:
Benefit obligation at beginning of year	$301,716	$248,618
Service cost	40,786	40,862
Interest cost	14,354	13,359
Actuarial loss (gain)	(21,366)	11,474
Benefits paid	(10,820)	(12,597)
Benefit obligations relating to Madison Square Garden as a result of the MSG Plans Transfer(a)	(15,642)	-
Benefit obligation at end of year	309,028	301,716

Change in plan assets:
Fair value of plan assets at beginning of year	194,468	152,909
Actual return on plan assets, net	3,935	1,189
Employer contributions	50,109	52,967
Benefits paid	(10,820)	(12,597)
Plan assets relating to Madison Square Garden as a result of the MSG Plans Transfer(a)	(9,580)	-
Fair value of plan assets at end of year	228,112	194,468

Unfunded status at end of year	$(80,916)	$(107,248)
______________
(a)
Represents amounts as calculated on January 1, 2010 which represented the date employees of Madison Square Garden ceased participation in the Pension Plan.  Plan assets are expected to be transferred to a Madison Square Garden sponsored trust in 2011.

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive loss (income)
Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive loss (income) for the years ended December 31, 2010 and 2009 are as follows:

	Cablevision Defined Benefit Plans
	2010	2009

Actuarial loss (gain)	$(19,186)	$13,947
Recognized actuarial loss	(5,831)	(5,265)
Recognized prior service cost	-	(26)
Transfer of unrecognized actuarial loss to Madison Square Garden as a result of the MSG Plans Transfer	(3,712)	-
Transfer of unrecognized prior service cost to Madison Square Garden as a result of the MSG Plans Transfer	(155)	-
	$(28,884)	$8,656

Pre-tax amounts recognized in accumulated other comprehensive loss (income)
Pre-tax actuarial loss and prior service costs balances recognized in accumulated other comprehensive loss at December 31, 2010 and 2009 are as follows:

	Cablevision Defined Benefit Plans
	2010	2009

Actuarial loss	$44,736	$73,465
Prior service cost	-	155
Total recognized in other comprehensive loss	$44,736	$73,620

Net funded status relating to defined benefit plans
The Company's net funded status relating to its defined benefit plans at December 31, 2010 is as follows:

Cablevision Defined Benefit Plans	$(80,916)
Less: Current portion	2,031
Long-term defined benefit plan obligations	$(78,885)

Components of net periodic benefit cost (credit) for the Company's qualified and non-qualified defined benefit plans
Components of the net periodic benefit cost (credit), recorded primarily in selling, general and administrative expenses, for the Cablevision Defined Benefit Plans for the years ended December 31, 2010, 2009 and 2008, are as follows:

	Cablevision Defined Benefit Plans
	2010*	2009*	2008*

Service cost	$40,786	$40,862	$35,773
Acquisition - service cost	-	-	1,471
Interest cost	14,354	13,359	11,876
Expected return on plan assets, net	(6,116)	(3,707)	(12,233)
Recognized prior service cost	-	26	26
Recognized actuarial loss	5,831	5,265	-
Settlement loss	-	55	-
Net periodic benefit cost	$54,855	$55,860	$36,913
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*
The table includes net periodic benefit costs of approximately $4,988 for the year ended December 31, 2010 relating to AMC Networks and approximately $9,965 and $6,037 for the years ended December 31, 2009 and 2008, respectively, relating to Madison Square Garden and AMC Networks, that is reflected as a component of discontinued operations in the Company's consolidated financial statements.

Weighted-average assumptions used to determine net periodic benefit cost (made at beginning of year) and benefit obligations (made at end of year) for qualified and non-qualified defined benefit plans
Weighted-average assumptions used to determine net periodic cost (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Cablevision Defined Benefit Plans are as follows:

	Weighted-Average Assumptions
	Net Periodic Benefit Cost for the Years Ended December 31,			Benefit Obligations at December 31,
	2010	2009	2008	2010	2009

Discount rate	5.17%	5.58%	5.75%	5.25%	5.17%
Rate of increase in future compensation levels	3.50%	4.50%	4.50%	3.50%	3.50%
Expected rate of return on plan assets (qualified plans only)	4.38%	4.00%	7.91%	N/A	N/A

Weighted average asset allocation of pension plan
The weighted average asset allocations of the Pension Plan at December 31, 2010 and 2009 were as follows:

	Plan Assets at December 31,
	2010	2009(b)
Asset Class:

Fixed income securities	91%	37%
Cash equivalents and other(a)	9	63
	100%	100%
______________
(a)	This class represents investment in mutual funds that invest primarily in money market securities.
(b)	In 2009, the Pension Plan assets were included in the Cablevision Retirement Plan Master Trust ("Master Trust").

Fair values of the Pension Plan assets by asset category
The fair values of the assets of the Pension Plan Trust at December 31, 2010 by asset class utilizing the fair value hierarchy discussed in Note 12 are as follows:

Asset Class	Level I	Level II	Level III	Total

Fixed income securities:
Corporate debt(a)	$-	$41,399	$-	$41,399
Government debt	-	7,449	-	7,449
Treasury securities	-	166,252	-	166,252
Other	-	318	-	318
Cash equivalents(b)	19,271	-	-	19,271
Total(c)	$19,271	$215,418	$-	$234,689
______________
(a)	This class represents bonds of U.S. and foreign issuers from diverse industries.
(b)	This class represents the Pension Plan Trust's investment in mutual funds that invest primarily in money market securities.
(c)
Total amount includes plan assets to Madison Square Garden of $9,451 as a result of the MSG Plans Transfer expected to be transferred in 2011, and excludes net receivables relating to securities sales that were not settled as of December 31, 2010.

The fair values of the Pension Plan assets included within the Master Trust at December 31, 2009 by asset class utilizing the fair value hierarchy discussed in Note 12 are as follows:

	Level I	Level II	Level III	Total

Fixed income securities(a)	$72,200	$-	$-	$72,200
Cash equivalents(b)	121,960	-	-	121,960
Total investments measured at fair value	$194,160	$-	$-	$194,160
______________
(a)	Represents the Master Trust's investment in mutual funds that invest primarily in long-duration government and non-government securities.
(b)	Represents the Master Trust's investment in mutual funds that invest primarily in money market securities.

Projected future benefit payments for qualified and non-qualified defined benefit plans
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid relating to Cablevision's Defined Benefit Plans:

2011	17,791
2012	23,377
2013	27,361
2014	32,051
2015	34,577
2016-2020	203,003